Derivative financial instruments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Derivative financial instruments

34.  Derivative financial instruments

The fair value of derivative financial instruments at 31 December 2022 and 2021 are attributable to the following:

	31 December 2022		31 December 2021
	Assets	Liabilities	Assets	Liabilities
Held for trading	794,399	131,074	1,941,240	—
Derivatives used for hedge accounting	1,199,843	21,432	1,642,001	99,413
Total	1,994,242	152,506	3,583,241	99,413

At 31 December 2022, short-term derivative assets of TL 2,032,416 also include a net accrued interest income of TL 38,174 and the short-term derivative liabilities of TL 150,924 also includes a net accrued interest expense of TL 1,582.

At 31 December 2021, the short-term derivative assets of TL 3,500,700 also include a net accrued interest expense of TL 82,541 and the short-term derivative liabilities of TL 117,165 also includes a net accrued interest income of TL 17,752.

Derivatives used for hedging

The notional amount and the fair value of derivatives used for hedging contracts at 31 December 2022 and 2021 are as follows:

	31 December 2022		31 December 2021
							Change in	Change in
							intrinsic value	intrinsic value
							of outstanding	of outstanding
	Notional		Notional				hedging	hedging
	value		value				instruments	instruments
	in original		in original			Hedge	since 1 January	since 1 January
Currency	currency	Fair value	currency	Fair value	Maturity date	ratio	2022	2021
Participating cross currency swap contracts
EUR Contracts	233,600	203,017	300,200	287,056	October 2025	01:01	(7,288)	1,582,531
EUR Contracts	50,711	53,612	63,365	79,577	April 2026	01:01	(175)	129,104
USD Contracts	165,478	560,982	206,770	860,068	April 2026	01:01	10,061	876,842
Cross currency swap contracts
RMB Contracts	108,148	256,943	135,134	387,047	April 2026	01:01	73,799	224,672

Interest rate swap contracts
USD Contracts	120,105	103,857	150,075	(71,160)	April 2026	01:01	—	—

Derivatives used for hedge accounting		1,178,411		1,542,588

EUR 269,624 (2021: EUR 340,220) participating cross currency swap contracts includes TL 1,194,300 (2021: TL 1,923,150) guarantees after the CSA agreement.

34.  Derivative financial instruments (continued)

Held for trading

The notional amount and the fair value of derivatives used held for trading contracts at 31 December 2022 and 2021 are as follows:

	31 December 2022			31 December 2021
	Notional value in			Notional value in
Currency	original currency	Fair value	Maturity	original currency	Fair value	Maturity
Cross currency swap contracts
USD Contracts	18,858	243,287	March 2023 - November 2025	36,572	467,952	March 2023 - November 2025
RMB Contracts	25,883	57,482	April 2026	32,342	83,518	April 2026
EUR Contracts	—	—	—	24,000	277,451	December 2022
Currency forward contracts
USD Contracts	377,435	7,673	January 2023 - June 2023	175,000	278,401	January 2022 - March 2022
EUR Contracts	26,900	28,699	February 2023 - April 2023	—	—	—
FX swap contracts
USD Contracts	357,451	(3,980)	January 2023	200,000	317,868	January 2022
RMB Contracts	148,422	1,864	January 2023	—	—	—
Participating cross currency swap contracts
USD Contracts	27,000	75,051	November 2025	36,000	96,738	November 2025
EUR Contracts	53,380	254,040	April 2026	66,700	399,960	April 2026

Interest rate swap contracts
USD Contracts	53,380	(791)	April 2026	—	—	—
EUR Contracts	—	—	—	35,000	19,352	September 2028

Derivatives held for trading	—	663,325		—	1,941,240	—

34.  Derivative financial instruments (continued)

Fair value of derivative instruments and risk management

Fair value

This section explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication of the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards. An explanation of each level is as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
●	Level 3 inputs are unobservable inputs for the asset or liability.

	Fair Value hierarchy	Valuation Techniques
a) Participating cross currency swap contracts (*)	Level 3	Pricing models based on discounted cash present value of the estimated future cash flows based on unobservable yield curves and end period FX rates
b) FX swap, currency, interest swap and option contracts	Level 2	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
c) Currency forward contracts	Level 2	Forward exchange rates at the balance sheet date
(*)

Since the bid-ask spread is unobservable input; in the valuation of participating cross currency swap contracts, prices in the bid- ask price range that were considered the most appropriate were used instead of mid prices. If mid prices were used in the valuation the fair value of participating cross currency swap contracts would have been TL 15,892 lower as at 31 December 2022 (31 December 2021: TL 416,897).

There were no transfers between fair value hierarchy levels during the year.

As of 31 December 2022, the Company has no financial assets and liabilities carried at fair value on a non-recurring basis.

34.  Derivative financial instruments (continued)

Fair value of derivative instruments and risk management (continued)

Fair value (continued)

Movements in the participating cross currency swap contracts for the years ended 31 December 2022 and 2021 are stated below:

	31 December	31 December
	2022	2021
Opening balance	1,723,399	1,781,744
Cash flow effect	(1,124,026)	92,328
Total gain/loss:
Gains recognized in profit or loss	1,221,599	414,157
Inflation adjustments	(674,270)	(564,830)
Closing balance	1,146,702	1,723,399

Net off / Offset

The Company signed a Credit Support Annex (CSA) against the default risk of parties in respect of a EUR 233,600 participating cross currency swap transaction executed on 15 July 2016 and restructured respectively on 26 May 2017 and 9 August 2018. Additionally, in the 25 June 2019, The Company signed a new CSA to EUR 32,028 participating cross currency swap transaction. As per the CSA, the swap’s current (mark-to-market) value will be determined on the 10th and 24th calendar day of each calendar month, and if the mark-to-market value is positive and exceeds a certain threshold, the bank will be posting cash collateral to the Company which will be equal to an amount exceeding the threshold (i.e. if the mark-to-market value is negative, the Company would be required to post collateral to the bank by an amount exceeding the threshold).

With respect to valuations, on a bi-weekly basis, a transfer will take place between the parties only if the mark-to-market value changes by at least EUR 1,000. Following the execution of CSA, the bank transferred to the Company EUR 330,138 as collateral (31 December 2022: TL 6,581,268) which was the amount exceeding the threshold (EUR 10,000) and the Company transferred EUR 270,228 as collateral to the bank (31 December 2022: TL 5,386,968) which was the amount exceeding the threshold (EUR 10,000). The Company clarified this with the derivative assets included in the statement of financial position because it has the legal right to offset the collateral amount TL 1,194,300 (31 December 2021: 1,923,150) that it recognizes under the borrowings and intends to pay according to the net fair value. This amount was netted from the borrowings and deducted from the derivative instruments in the balance sheet. As of 31 December 2022, if this transaction was not conducted, derivative financial instruments assets, liabilities and borrowings would have been TL 3,072,349 (31 December 2021: TL 5,203,627), TL (3,444) (31 December 2021: TL (103,058) and TL 17,915,547 (31 December 2021: TL 16,458,403) respectively.

Market risk

The Group uses various types of derivatives to manage market risks. All such transactions are carried out within the guidelines set by the treasury and risk management department. Generally, the Group seeks to apply hedge accounting to manage volatility in profit or loss.

34.  Derivative financial instruments (continued)

Fair value of derivative instruments and risk management (continued)

Currency risk

The Group’s risk management policy is to hedge its estimated foreign currency exposure in respect of borrowing payments with various maturities at any point in time. The Group uses participating cross currency contracts to hedge its currency risk, mostly with a maturity of over one year from the reporting date. These contracts are generally designated as cash flow hedges.

The Company started to apply hedge accounting as of 1 July 2018 for existing participating cross currency swap and cross currency swap transactions in accordance with IFRS 9 hedge accounting requirement. The Group designates the hedge ratio, between the amount of the hedged item and the hedging instrument is 1:1 to hedge its currency risk.

The time value of options in participating cross currency swap contracts are included in the designation of the hedging instrument and are separately accounted for as a cost of hedging, which is recognized in equity in a cost of hedging reserve. The Group’s policy is for the critical terms of the participating cross currency contracts to align with the hedged item.

The Group determines the existence of an economic relationship between the hedging instruments and hedged item based on the currency, amount and timing of their respective cash flows. The Group assesses whether the derivative designated in each hedging relationship is expected to be and has been effective in offsetting changes in cash flows of the hedged item using the hypothetical derivative method.

In these hedge relationships, the main sources of ineffectiveness are;

-	The effect of the counterparties’ credit risk on the fair value of the swap contracts, which is not part of the hedged risk and associated credit risk considered to be very low at inception in the fair value of the hedged cash flows attributable to the change in exchange rates;
-	The entire fair value of the derivative contracts including currency basis was designated as the hedging instrument in cash flow hedge. The hypothetical derivative is modelled to exclude the impact of currency basis.

The Company’s bank loans are designated as hedging instruments against the spot foreign exchange rate risk (USD/TL) associated with highly probable electricity sales. In this context, the Group started to apply cash flow hedge accounting effective from 10 September 2021. The amount of loans associated within this scope amounted to USD 13,763 as of 31 December 2022. The after tax foreign exchange gain and loss recognised under “cash flow hedges” in the statement of other comprehensive income of 2022.

The Company’s lease liabilities are designated as hedging instruments against the spot foreign exchange rate risk (EUR/TL) associated with highly probable EUR telecommunication revenues. In this context, the Group started to apply cash flow hedge accounting effective from 1 October 2021. The amount of lease liabilities associated within this scope amounted to EUR 12,474 as of 31 December 2022. The after tax foreign exchange gain and loss recognised under “cash flow hedges” in the statement of other comprehensive income of 2022.

34. Derivative financial instruments (continued)

Fair value of derivative instruments and risk management (continued)

Currency risk (continued)

The Company designated EUR 290,008 of bank loan, as hedging instruments in order to hedge the foreign currency risk arising from the translation of net assets of the subsidiaries operating in Europe from EUR to Turkish Lira. Foreign exchange gains/losses of the related loans are recognized under equity as “gains/(losses) on net investment hedges” in order to offset the foreign exchange gains/(losses) arising from the translation of the net assets of investments in foreign operations to Turkish Lira. The after tax foreign exchange loss recognised under “hedges of net investments in foreign operation” in the statement of other comprehensive income of 2022 in the scope of net investment hedge amounted to TL (49,034) (2021: TL (1,846,738))

Interest rate risk

The Group adopts a policy of ensuring that its interest rate risk exposure is at a fixed rate. This is achieved partly by entering into fixed-rate instruments and partly by borrowing at a floating rate and using cross currency and interest rate swaps as hedges of the variability in cash flows attributable to movements in interest rates. The Group applies a hedge ratio of 1:1.

The Group determines the existence of an economic relationship between the hedging instrument and hedged item based on the reference interest rates, tenors, repricing dates and maturities and the notional or par amounts.

The Group assesses whether the derivative designated in each hedging relationship is expected to be effective in offsetting changes in cash flows of the hedged item using the hypothetical derivative method.

In these hedge relationships, the main sources of ineffectiveness are:

-	The effect of the counterparties’ credit risk on the fair value of the swap contracts, which is not part of the hedged risk and associated credit risk considered to be very low at inception in the fair value of the hedged cash flows attributable to the change in interest rates;

Cash flow sensitivity analysis for variable-rate instruments

A reasonable potential change of 100 basis points in interest rates and 10% change in foreign exchange currency at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or Loss		Equity, net of tax
	100 bp	100 bp	100 bp	100 bp
	increase	decrease	increase	decrease
31 December 2022
Participating cross currency swap contracts	(37,531)	(25,064)	755,812	787,206
Cross currency swap contracts	64,781	236,336	236,439	206,121
Cash Flow sensitivity (net)	27,250	211,272	992,251	993,327

34. Derivative financial instruments (continued)

Cash flow sensitivity analysis for variable-rate instruments (continued)

	Profit or Loss		Equity, net of tax
	100 bp	100 bp	100 bp	100 bp
	increase	decrease	increase	decrease
31 December 2021
Participating cross currency swap contracts	1,971,140	3,664,033	(1,019,230)	(2,374,118)
Cross currency swap contracts	262,370	(55,620)	(362,533)	(306,545)
Cash Flow sensitivity (net)	2,233,510	3,608,413	(1,381,763)	(2,680,663)